Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

December 2, 2011

VIA EDGAR

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attn:           Mr. Kieran G. Brown

RE:
Post-Effective Amendment No. 185 to the Registration Statement on Form N-1A of DWS Blue Chip Fund, DWS Capital Growth Fund, DWS Growth & Income Fund, DWS Mid Cap Growth Fund, DWS Small Cap Core Fund and DWS Small Cap Growth Fund (the “Funds”), each a series of DWS Investment Trust (the “Trust”); (Reg. Nos. 002-13628, 811-00043)

To the Commission:

On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 185 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).  The Amendment relates solely to the Funds and does not relate to any other series of the Trust.

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”).  Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on February 1, 2012.  No fees are required in connection with this filing.

The Amendment is being filed principally to reflect the following for DWS Growth & Income Fund: (i) a change in the Fund’s name to DWS Core Equity Fund; (ii) consistent with the name change, a change to the Fund’s investment strategy to reflect that under normal circumstances the Fund intends to invest at least 80% of total assets in equities, mainly common stocks.  The Amendment has been electronically coded to show changes from the Funds’ Prospectus and Statement of Additional Information filed with the Commission on January 31, 2011 in Post-Effective Amendment No. 182 for the Funds.

Please direct any comments relating to the Amendment to the undersigned at 617-295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum, Esq.
Vice President and Counsel
Deutsche Investment Management Americas Inc.

cc:           Adam Schlichtmann, Esq., Ropes and Gray